RS - Summary of equity-settled 2020 Restricted Stock Unit Plans (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 15, 2022	Aug. 06, 2021	Nov. 30, 2020	Apr. 01, 2020
Restricted Stock Unit Plans [Line Items]
Liabilities from share-based payment transactions	€ 2,000,000		€ 500,000
2020 April Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Performance criteria							100.00%
Percentage of shares vested							33.30%
Target Achievement	82.00%
Liabilities from share-based payment transactions	€ 200,000
Expense from cash-settled share-based payment transactions	€ (1,074,075)	€ (462,243)	€ 1,916,267
2020 April Restricted Stock Unit Plan | Top of range [member]
Restricted Stock Unit Plans [Line Items]
Performance criteria							125.00%
2020 April Restricted Stock Unit Plan | Bottom of range [member]
Restricted Stock Unit Plans [Line Items]
Performance criteria							0.00%
2020 October Restricted Stock Unit Plan
Restricted Stock Unit Plans [Line Items]
Exercise price of outstanding share options				€ 18.46	€ 44.63	€ 94.14